Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
THE HARTFORD CHECKS AND BALANCES FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Hartford Checks and Balances Fund Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation and income.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase $250,000 or more in a single transaction. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 89 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 162 of the Fund’s statement of additional information. In addition, descriptions of any financial intermediary specific sales load waivers and/or discounts are reproduced in Appendix A to the statutory prospectus based on information provided by the financial intermediaries. The table and examples below do not reflect any transaction fees that may be charged by financial intermediaries. In addition, the table and examples below do not reflect any commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class F shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund will not incur transaction costs, such as commissions, when it buys and sells shares of Hartford Funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when Fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the examples and would affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase $250,000 or more in a single transaction.

Expenses Deferred Charges	rr_ExpensesDeferredChargesTextBlock	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	“Total other expenses” for all classes, except Class T, have been restated to reflect current transfer agency fees. "Total other expenses" for Class T shares are based on estimated amounts.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks its investment objective through investment in a combination of Hartford Funds (“Underlying Funds”): The Hartford Capital Appreciation Fund, which invests primarily in stocks selected on the basis of potential for capital appreciation; The Hartford Dividend and Growth Fund, which invests primarily in a portfolio of equity securities that typically have above average dividend yields; and The Hartford Total Return Bond Fund, which under normal circumstances invests at least 80% of its net assets in bonds. The Fund will make equal allocations (one-third each) of its assets to the Underlying Funds. The Fund’s asset allocation and rebalancing strategy provides a system of  “checks and balances” that provides diversification and prevents a single investment strategy from dominating the Fund. The Fund will not be actively managed, and the Fund’s assets will be rebalanced back to one-third each as soon as reasonably practicable whenever the Fund’s investment in any single Underlying Fund deviates from the target allocation by more than 5%.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Fund of Funds Risk −The Fund invests primarily in the Underlying Funds, and the Fund's investment performance is directly related to the investment performance of the Underlying Funds it holds. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the Investment Manager's allocation among those Underlying Funds. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the Fund's direct fees and expenses. Management of the Fund entails potential conflicts of interest because the Fund invests in affiliated Underlying Funds. To mitigate these conflicts, the Investment Manager has implemented a conflicts of interest policy and various portfolio reporting and monitoring processes. The Fund is also subject to the risks associated with the Underlying Funds in proportion to its investment and changes in the value of the Underlying Funds may have a significant effect on the net asset value of the Fund. The risks of the Underlying Funds include risks specific to their strategies. The Underlying Funds in which the Fund may invest are expected to be subject to the following principal risks:

•    Fixed Income Risk - Risks related to fixed income investments include credit risk, interest rate risk and call risk, among others. Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Interest rate risk is the risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce an Underlying Fund's income if the proceeds are reinvested at lower interest rates.

•    Equity Risk - The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions. The securities of mid capitalization companies involve greater risks than stocks of larger, more established companies and may be subject to more abrupt or erratic price movements.

•    Foreign Investments, Emerging Markets and Currency Risk - Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of an Underlying Fund's investments in foreign securities. The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. Changes in currency exchange rates may also adversely affect an Underlying Fund's foreign investments.

•    Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed an Underlying Fund's original investment. Successful use of derivative instruments by an Underlying Fund depends on the sub-adviser's judgment with respect to a number of factors and such Underlying Fund's performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

•    Liquidity Risk - The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for an Underlying Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect an Underlying Fund's performance.

Investment Strategy Risk −The risk that, if the Investment Manager's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com. The returns:

•    Assume reinvestment of all dividends and distributions

•    Would be lower if the Fund's operating expenses had not been limited.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart:

•    Shows how the Fund's total return has varied from year to year

•    Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•    Shows the returns of the Fund's Class A shares. Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 14.71% (2nd quarter, 2009) Lowest -15.26% (4th quarter, 2008)
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows returns for the Fund over time compared to those of the Fund’s blended benchmark and three broad-based market indices. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I shares commenced operations on February 29, 2008 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, Class R4 and Class R5 shares commenced operations on August 29, 2008 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). As of December 31, 2017, Class T shares had not commenced operations and performance is that of the Fund’s Class A shares (adjusted to reflect the Class T sales charge). Class F shares commenced operations on February 28, 2017 and performance prior to that date reflects the performance of Class I shares from February 29, 2008 through February 27, 2017 and Class A shares (excluding sales charges) prior to February 29, 2008. To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2017 (including sales charges)
THE HARTFORD CHECKS AND BALANCES FUND | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%	[3]
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Year 1	rr_ExpenseExampleYear01	644
Year 3	rr_ExpenseExampleYear03	845
Year 5	rr_ExpenseExampleYear05	1,062
Year 10	rr_ExpenseExampleYear10	1,685
Year 1	rr_ExpenseExampleNoRedemptionYear01	644
Year 3	rr_ExpenseExampleNoRedemptionYear03	845
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,062
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,685
2008	rr_AnnualReturn2008	(28.74%)
2009	rr_AnnualReturn2009	26.37%
2010	rr_AnnualReturn2010	11.12%
2011	rr_AnnualReturn2011	(2.58%)
2012	rr_AnnualReturn2012	13.56%
2013	rr_AnnualReturn2013	22.34%
2014	rr_AnnualReturn2014	8.47%
2015	rr_AnnualReturn2015	(0.37%)
2016	rr_AnnualReturn2016	7.47%
2017	rr_AnnualReturn2017	14.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.26%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.18%
5 Years	rr_AverageAnnualReturnYear05	8.98%
10 Years	rr_AverageAnnualReturnYear10	5.46%
THE HARTFORD CHECKS AND BALANCES FUND | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%	[3]
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Year 1	rr_ExpenseExampleYear01	347
Year 3	rr_ExpenseExampleYear03	554
Year 5	rr_ExpenseExampleYear05	778
Year 10	rr_ExpenseExampleYear10	1,421
Year 1	rr_ExpenseExampleNoRedemptionYear01	347
Year 3	rr_ExpenseExampleNoRedemptionYear03	554
Year 5	rr_ExpenseExampleNoRedemptionYear05	778
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,421
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.61%
5 Years	rr_AverageAnnualReturnYear05	9.66%
10 Years	rr_AverageAnnualReturnYear10	5.79%
THE HARTFORD CHECKS AND BALANCES FUND | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.14%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%	[3]
Year 1	rr_ExpenseExampleYear01	$ 277
Year 3	rr_ExpenseExampleYear03	548
Year 5	rr_ExpenseExampleYear05	944
Year 10	rr_ExpenseExampleYear10	2,052
Year 1	rr_ExpenseExampleNoRedemptionYear01	177
Year 3	rr_ExpenseExampleNoRedemptionYear03	548
Year 5	rr_ExpenseExampleNoRedemptionYear05	944
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,052
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.66%
5 Years	rr_AverageAnnualReturnYear05	9.41%
10 Years	rr_AverageAnnualReturnYear10	5.27%
THE HARTFORD CHECKS AND BALANCES FUND | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%	[3]
Year 1	rr_ExpenseExampleYear01	$ 75
Year 3	rr_ExpenseExampleYear03	233
Year 5	rr_ExpenseExampleYear05	406
Year 10	rr_ExpenseExampleYear10	906
Year 1	rr_ExpenseExampleNoRedemptionYear01	75
Year 3	rr_ExpenseExampleNoRedemptionYear03	233
Year 5	rr_ExpenseExampleNoRedemptionYear05	406
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 906
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.61%
5 Years	rr_AverageAnnualReturnYear05	10.49%
10 Years	rr_AverageAnnualReturnYear10	6.32%
THE HARTFORD CHECKS AND BALANCES FUND | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total other expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.20%
Other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%	[3]
Year 1	rr_ExpenseExampleYear01	$ 138
Year 3	rr_ExpenseExampleYear03	431
Year 5	rr_ExpenseExampleYear05	745
Year 10	rr_ExpenseExampleYear10	1,635
Year 1	rr_ExpenseExampleNoRedemptionYear01	138
Year 3	rr_ExpenseExampleNoRedemptionYear03	431
Year 5	rr_ExpenseExampleNoRedemptionYear05	745
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,635
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.97%
5 Years	rr_AverageAnnualReturnYear05	9.82%
10 Years	rr_AverageAnnualReturnYear10	5.72%
THE HARTFORD CHECKS AND BALANCES FUND | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.15%
Other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%	[3]
Year 1	rr_ExpenseExampleYear01	$ 108
Year 3	rr_ExpenseExampleYear03	337
Year 5	rr_ExpenseExampleYear05	585
Year 10	rr_ExpenseExampleYear10	1,294
Year 1	rr_ExpenseExampleNoRedemptionYear01	108
Year 3	rr_ExpenseExampleNoRedemptionYear03	337
Year 5	rr_ExpenseExampleNoRedemptionYear05	585
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,294
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.33%
5 Years	rr_AverageAnnualReturnYear05	10.15%
10 Years	rr_AverageAnnualReturnYear10	6.02%
THE HARTFORD CHECKS AND BALANCES FUND | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.10%
Other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%	[3]
Year 1	rr_ExpenseExampleYear01	$ 78
Year 3	rr_ExpenseExampleYear03	243
Year 5	rr_ExpenseExampleYear05	422
Year 10	rr_ExpenseExampleYear10	942
Year 1	rr_ExpenseExampleNoRedemptionYear01	78
Year 3	rr_ExpenseExampleNoRedemptionYear03	243
Year 5	rr_ExpenseExampleNoRedemptionYear05	422
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 942
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.74%
5 Years	rr_AverageAnnualReturnYear05	10.51%
10 Years	rr_AverageAnnualReturnYear10	6.32%
THE HARTFORD CHECKS AND BALANCES FUND | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.04%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.04%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%	[3]
Year 1	rr_ExpenseExampleYear01	$ 65
Year 3	rr_ExpenseExampleYear03	205
Year 5	rr_ExpenseExampleYear05	357
Year 10	rr_ExpenseExampleYear10	798
Year 1	rr_ExpenseExampleNoRedemptionYear01	65
Year 3	rr_ExpenseExampleNoRedemptionYear03	205
Year 5	rr_ExpenseExampleNoRedemptionYear05	357
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 798
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class F - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.75%
5 Years	rr_AverageAnnualReturnYear05	10.51%
10 Years	rr_AverageAnnualReturnYear10	6.34%
THE HARTFORD CHECKS AND BALANCES FUND | After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.34%
5 Years	rr_AverageAnnualReturnYear05	6.03%
10 Years	rr_AverageAnnualReturnYear10	3.73%
THE HARTFORD CHECKS AND BALANCES FUND | After Taxes on Distributions and Sales | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.66%
5 Years	rr_AverageAnnualReturnYear05	6.53%
10 Years	rr_AverageAnnualReturnYear10	3.98%
THE HARTFORD CHECKS AND BALANCES FUND | 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg Barclays U.S. Aggregate Bond Index
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg Barclays U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	15.24%	[4]
5 Years	rr_AverageAnnualReturnYear05	11.11%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.31%	[4]
THE HARTFORD CHECKS AND BALANCES FUND | Russell 3000 Index
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.13%
5 Years	rr_AverageAnnualReturnYear05	15.58%
10 Years	rr_AverageAnnualReturnYear10	8.60%
THE HARTFORD CHECKS AND BALANCES FUND | S&P 500 Index
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
10 Years	rr_AverageAnnualReturnYear10	8.50%
THE HARTFORD CHECKS AND BALANCES FUND | Bloomberg Barclays U.S. Aggregate Bond Index
Risk Return Abstract	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	4.01%

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	"Total other expenses" for all classes, except Class T, have been restated to reflect current transfer agency fees. "Total other expenses" for Class T shares are based on estimated amounts.
[3]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. The ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table for the applicable period also does not reflect the restated "Total other expenses."
[4]	The blended benchmark is calculated by Hartford Funds Management Company, LLC.